UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WORLD CAPITAL PARTNERS L.L.C.
Address:  39400 WOODWARD AVENUE, SUITE 100
          BLOOMFIELD HILLS, MI  48304

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     SAMUEL VALENTI III
Title:    MANAGING MEMBER
Phone:    248-593-8800

Signature,             Place,                 and Date of Signing:
SAMUEL VALENTI III     BLOOMFIELD HILLS, MI   February 8, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 59
Form 13F Information Table Value Total: $89,524
List of Other Included Managers: NONE

                                                          FORM 13F INFORMATION TABLE
                                                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
----------------------- ---------------- --------- -------- ------- --- ---- ------- ------------ -------- -------- --------
AECOM Technology               COM        00766T100   808      28900 SH       Sole                  28900
American Axle                  COM        024061103   846      65800 SH       Sole                  65800
American Express               COM        025816109   790      18400 SH       Sole                  18400
Anheuser Busch Inbev SA        COM        03524A108   314       5500 SH       Sole                   5500
ArcelorMittal                  COM        03938L104  1098      28800 SH       Sole                  28800
Arch Coal Inc                  COM        039380100   880      25100 SH       Sole                  25100
Baidu Inc.                     COM        056752108   299       3100 SH       Sole                   3100
Baker Hughes Inc.              COM        057224107   835      14600 SH       Sole                  14600
CNH Global NV                  COM        N20935206   334       7000 SH       Sole                   7000
Chesapeake Energy              COM        165167107   891      34400 SH       Sole                  34400
Cisco Systems Inc.             COM        17275R102   746      36900 SH       Sole                  36900
Comerica                       COM        200340107   853      20200 SH       Sole                  20200
Companhia Siderurgica Nacional COM        20440W105  1134      68000 SH       Sole                  68000
Devon Energy                   COM        25179M103   903      11500 SH       Sole                  11500
Dow Chemical                   COM        260543103   572      16753 SH       Sole                  16753
EMC Corp                       COM        268648102   653      28500 SH       Sole                  28500
Encana Corp                    COM        292505104   335      11500 SH       Sole                  11500
Ensco PLC                      COM        29358Q109  1020      19100 SH       Sole                  19100
Fifth Third Bancorp            COM        316773100   847      57700 SH       Sole                  57700
Foster Wheeler AG              COM        H27178104  1011      29300 SH       Sole                  29300
Goldman Sachs Group            COM        38141G104   488       2900 SH       Sole                   2900
Honda Motor Co. Ltd            COM        438128308   324       8200 SH       Sole                   8200
Honeywell Int.                 COM        438516106   813      15300 SH       Sole                  15300
IShares FTSE China 25 Index    COM        464287184  2163      50200 SH       Sole                  50200
IShares MSCI Brazil Index      COM        464286400  4505      58200 SH       Sole                  58200
IShares MSCI Canada Index      COM        464286509  2530      81600 SH       Sole                  81600
IShares MSCI EAFE              COM        464287465 10726     184200 SH       Sole                 184200
IShares MSCI Emerging Markets  COM        464287234  8857     186000 SH       Sole                 186000
IShares MSCI Germany Index     COM        464286806  1367      57100 SH       Sole                  57100
IShares MSCI Pacific ex-Japan  COM        464286665   540      11500 SH       Sole                  11500
IShares Russell 2000 Index     COM        464287655 11492     146900 SH       Sole                 146900
IShares S&P Latin America 40   COM        464287390  1670      31000 SH       Sole                  31000
International Paper            COM        460146103   844      31000 SH       Sole                  31000
Market Vectors Gold Miners     COM        57060U100   756      12300 SH       Sole                  12300
Market Vectors Junior Gold Min COM        57060U589   694      17400 SH       Sole                  17400
Market Vectors Russia ETF      COM        57060U506  1410      37200 SH       Sole                  37200
Masco Corp.                    COM        574599106  3355     265000 SH       Sole                 265000
National Grid PLC              COM        636274300   333       7500 SH       Sole                   7500
Nippon Telegraph & Telephone   COM        654624105   321      14000 SH       Sole                  14000
Novartis AG                    COM        66987V109   324       5500 SH       Sole                   5500
Oil Service HOLDRS             COM        678002106  3134      22300 SH       Sole                  22300
PetroChina Company Ltd.        COM        71646E100   855       6500 SH       Sole                   6500
PowerShares QQQ Trust          COM        73935A104  3960      72700 SH       Sole                  72700
Proshares Ultrashort Euro      COM        74347W882   315      15500 SH       Sole                  15500
Royal Dutch Shell Plc          COM        780259206   390       5836 SH       Sole                   5836
S&P Metals & Mining            COM        78464A755   984      14300 SH       Sole                  14300
Semiconductor HOLDRS           COM        816636203  1945      59800 SH       Sole                  59800
TOTAL S.A.                     COM        89151E109  1144      21400 SH       Sole                  21400
Terex Corp                     COM        880779103   919      29600 SH       Sole                  29600
Transocean Ltd.                COM        H8817H100   355       5100 SH       Sole                   5100
TriMas Corp                    COM        896215209  3161     154500 SH       Sole                 154500
Tyco International Ltd.        COM        H89128104   783      18900 SH       Sole                  18900
UBS AG                         COM        H89231338   362      22000 SH       Sole                  22000
Unilever NV                    COM        904784709   314      10000 SH       Sole                  10000
Vanceinfo Technologies         COM        921564100   276       8000 SH       Sole                   8000
Vodafone Group PLC             COM        92857W209   320      12100 SH       Sole                  12100
Weyerhaeuser Co                COM        962166104   848      44800 SH       Sole                  44800
WisdomTree India Earnings Inde COM        97717W422   449      17000 SH       Sole                  17000
iShares MSCI Switzerland Index COM        464286749   329      13100 SH       Sole                  13100